Operating profit/(loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Staff costs	€ 439.0	€ 453.6	€ 421.8
Depreciation of property, plant and equipment	100.0	88.1	87.3
Amortization of intangible assets	9.4	8.8	7.7
Expense relating to low value and short-term leases	7.5	10.8	9.1
Foreign exchange gain (loss)	2.6	14.6	14.2
Research & development expenditure	23.3	20.9	20.9
Inventories recognized as an expense within cost of goods sold	€ 2,006.7	€ 1,982.8	€ 2,053.4